TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Line Items]
Earning before income tax- rate	$ 10,035,271	$ 19,105,947	$ 14,063,630
Income tax	(2,532,953)	1,331,544	(9,166,026)
Low or null taxation jurisdictions
Income Taxes [Line Items]
Earning before income tax- rate	$ 9,431,930	$ 29,696,082	$ (10,954,972)
Weight average applicable tax rate	0.00%	0.00%	0.00%
Profit-making entities
Income Taxes [Line Items]
Earning before income tax- rate	$ 30,435,214	$ 10,484,562	$ 33,448,696
Weight average applicable tax rate	34.70%	34.10%	34.70%
Income tax	$ (10,560,379)	$ (3,577,918)	$ (11,591,173)
Loss-making entities
Income Taxes [Line Items]
Earning before income tax- rate	$ (29,831,873)	$ (21,074,697)	$ (8,430,094)
Weight average applicable tax rate	26.90%	23.30%	28.80%
Income tax	$ 8,027,426	$ 4,909,462	$ 2,425,147